Commitments and Contingencies - Additional Information (Detail) $ / shares in Units, € in Thousands					1 Months Ended		12 Months Ended
	Dec. 21, 2018 EUR (€)	Dec. 21, 2018 USD ($)	Dec. 20, 2018 USD ($) $ / shares shares	May 01, 2018 EUR (€)	Mar. 31, 2019 EUR (€) ft²	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 26, 2018 USD ($)
Disclosure of commitments and contingencies [line items]
Rent and service charges expense								€ 1,300		€ 600	€ 300
Deposits								300		100
Attorneys fees | $												$ 8,332,453.46
Expert fees | $												465,390.34
Litigation expenses and costs | $												$ 1,717,100.69
Litigation and opposition cost incurred								1,425		€ 1,039	€ 1,490
Leases agreement for corporate headquarters [member]
Disclosure of commitments and contingencies [line items]
Rental expense Per year								€ 400
Operating lease term of lease agreement								2 years	2 years
Leases expiration period								Fourth quarter of 2021	Fourth quarter of 2021
New leases agreement for additional corporate headquarters space member
Disclosure of commitments and contingencies [line items]
Rental expense Per year				€ 600
Leases expiration period				Fourth quarter of 2021
Regeneron Subscription Agreement [member]
Disclosure of commitments and contingencies [line items]
Number of common shares purchased | shares			600,000					600,000	600,000
Purchase price per common share | $ / shares			$ 25						$ 25.0
Proceeds from issue of common share	€ 13,100	$ 15,000,000	$ 15,000,000					€ 13,100	$ 15,000,000
Reimbursement of expenses | $			$ 10,500,000
Other funding commitments [member]
Disclosure of commitments and contingencies [line items]
Purchase property, plant and equipment							€ 600
Non adjusting event [member]
Disclosure of commitments and contingencies [line items]
Rental expense Per year					€ 4,200	$ 4,900,000
Operating lease term of lease agreement					7 years	7 years
Lease agreement square feet of office space | ft²					7,583	7,583
Non adjusting event [member] | MIT Cambridge Real Estate LLC [member]
Disclosure of commitments and contingencies [line items]
Lease agreement square feet of office space | ft²					7,583	7,583